Derivative Financial Instruments and Hedging - Unrealized Gain (Loss) on Derivatives (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Beginning balance	$ 1,828,289
Ending balance	1,478,893
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Beginning balance	0
Amount of net losses recorded in other comprehensive income	(7,205)
Amount of net losses reclassified from other comprehensive income to earnings	5,032
Ending balance	$ (2,173)